Quarterly Holdings Report
for
Fidelity® Nasdaq Composite Index® ETF
August 31, 2024
ETF-NPRT3-1024
1.805775.120
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 14.4%
Diversified Telecommunication Services - 0.1%
AST SpaceMobile, Inc. Class A, (a)(b)	36,704	1,065,884
Cogent Communications Group, Inc. (b)	13,914	973,702
Consolidated Communications Holdings, Inc. (a)(b)	82,687	377,880
Frontier Communications Parent, Inc. (a)(b)	64,412	1,855,066
GCI Liberty, Inc. Class A (Escrow) (c)(j)	18,738	0
Iridium Communications, Inc.	34,034	878,077
Liberty Global Ltd.:
Class A	50,179	970,964
Class C (b)	57,386	1,128,783
Liberty Latin America Ltd. Class C (a)(b)	91,989	871,136
		8,121,492
Entertainment - 1.6%
Atlanta Braves Holdings, Inc. Class C, (a)	17,440	747,827
Bilibili, Inc. ADR (a)	37,511	539,408
Electronic Arts, Inc.	60,738	9,221,243
iQIYI, Inc. ADR (a)	173,052	372,062
Liberty Media Corp. Liberty Formula One:
Class A	2,306	162,850
Class C (b)	49,745	3,882,597
Liberty Media Corp. Liberty Live:
Class C	15,779	636,998
Series A	12,786	506,326
Lionsgate Studios Corp. (b)	85,640	588,347
NetEase, Inc. ADR	30,994	2,493,157
Netflix, Inc. (a)	100,689	70,618,230
Playtika Holding Corp.	99,746	755,077
Roku, Inc. Class A (a)	29,488	1,998,402
Take-Two Interactive Software, Inc. (a)	38,650	6,250,092
Warner Bros Discovery, Inc. (a)	588,981	4,617,611
Warner Music Group Corp. Class A (b)	38,317	1,096,249
		104,486,476
Interactive Media & Services - 10.7%
Alphabet, Inc.:
Class A	1,377,212	225,008,897
Class C	1,317,036	217,455,814
Baidu, Inc. sponsored ADR (a)	33,908	2,869,295
Bumble, Inc. Class A (a)(b)	52,733	353,838
CarGurus, Inc. Class A (a)	26,854	778,229
Gamesquare Holdings, Inc. (a)(b)	15,901	16,537
Hello Group, Inc. ADR	57,040	378,746
IAC, Inc. Class A (a)	20,492	1,081,568
JOYY, Inc. ADR	19,416	667,716
Kanzhun Ltd. ADR	73,037	910,041
Match Group, Inc. (a)	65,039	2,420,101
Meta Platforms, Inc. Class A	513,433	267,657,757
Nebius Group NV Series A (a)(b)(c)	4,600	38,640
QuinStreet, Inc. (a)	27,596	527,360
Rumble, Inc. (a)(b)	62,176	357,512
Taboola.com Ltd. (a)(b)	132,157	462,550
Vimeo, Inc. Class A (a)	102,921	550,627
Weibo Corp. sponsored ADR	62,365	466,490
Ziff Davis, Inc. (a)	16,525	807,577
		722,809,295
Media - 1.2%
Advantage Solutions, Inc. Class A (a)(b)	78,934	305,475
Charter Communications, Inc. Class A (a)	33,760	11,732,950
Comcast Corp. Class A	913,426	36,144,267
comScore, Inc. (a)	10,915	78,261
Criteo SA sponsored ADR (a)(b)	15,763	747,639
EchoStar Corp. Class A (a)(b)	46,790	867,487
Fox Corp.:
Class A	47,568	1,967,888
Class B	47,630	1,830,421
Integral Ad Science Holding Corp. (a)(b)	55,647	647,175
Liberty Broadband Corp.:
Class A (a)(b)	6,022	368,848
Class C (a)(b)	31,230	1,948,127
Liberty Media Corp. Liberty SiriusXM:
Class A	26,054	620,346
Class C	53,817	1,282,459
Magnite, Inc. (a)	49,059	676,524
News Corp.:
Class A	80,914	2,292,294
Class B	36,246	1,066,720
Nexstar Media Group, Inc. (b)	9,102	1,555,350
Paramount Global Class B (b)	190,895	1,998,671
Scholastic Corp.	12,126	386,577
Sirius XM Holdings, Inc. (b)	886,062	2,915,144
TechTarget, Inc. (a)(b)	14,562	388,077
The Trade Desk, Inc. Class A (a)	104,211	10,893,176
		80,713,876
Wireless Telecommunication Services - 0.8%
Millicom International Cellular SA (a)(b)	48,617	1,255,291
T-Mobile U.S., Inc.	273,431	54,336,208
VEON Ltd. sponsored ADR (a)	7,759	206,933
Vodafone Group PLC sponsored ADR	108,712	1,062,116
		56,860,548
TOTAL COMMUNICATION SERVICES		972,991,687
CONSUMER DISCRETIONARY - 13.0%
Automobile Components - 0.1%
Dorman Products, Inc. (a)	8,525	966,906
Fox Factory Holding Corp. (a)	5,575	225,676
Garrett Motion, Inc. (a)(b)	81,127	677,410
Gentex Corp. (b)	47,243	1,480,123
Gentherm, Inc. (a)(b)	10,323	521,724
Patrick Industries, Inc. (b)	6,952	898,337
The Goodyear Tire & Rubber Co. (a)(b)	87,858	774,908
Visteon Corp. (a)	6,794	687,757
XPEL, Inc. (a)(b)	16,497	714,155
		6,946,996
Automobiles - 2.5%
Cenntro, Inc. (b)	89,690	118,391
Gogoro, Inc. (a)(b)	96,348	105,983
Li Auto, Inc. ADR (a)(b)	51,061	993,647
Lucid Group, Inc. Class A (a)(b)	689,471	2,771,673
NWTN, Inc. (a)(b)	77,149	82,549
Rivian Automotive, Inc. Class A (a)(b)	253,066	3,575,823
Tesla, Inc. (a)	746,815	159,900,560
VinFast Auto PTE Ltd. (b)	551,983	1,987,139
		169,535,765
Broadline Retail - 7.3%
Amazon.com, Inc. (a)	2,440,085	435,555,173
eBay, Inc.	115,322	6,815,530
Etsy, Inc. (a)	31,381	1,728,779
Global-e Online Ltd. (a)(b)	46,842	1,612,302
JD.com, Inc. sponsored ADR	115,334	3,114,018
MercadoLibre, Inc. (a)	11,886	24,504,891
Ollie's Bargain Outlet Holdings, Inc. (a)	16,739	1,499,145
Ozon Holdings PLC ADR (a)(b)(c)	22,100	618,800
PDD Holdings, Inc. ADR (a)	156,852	15,075,046
		490,523,684
Distributors - 0.1%
GigaCloud Technology, Inc. Class A (a)(b)	9,528	185,224
LKQ Corp.	56,763	2,360,773
Pool Corp.	8,690	3,055,578
		5,601,575
Diversified Consumer Services - 0.1%
American Public Education, Inc. (a)	17,686	295,710
Duolingo, Inc. Class A (a)	8,685	1,846,170
Frontdoor, Inc. (a)	19,907	957,129
Grand Canyon Education, Inc. (a)	7,256	1,052,193
Laureate Education, Inc. (b)	39,702	612,205
OneSpaWorld Holdings Ltd. (b)	40,448	641,910
Perdoceo Education Corp. (b)	26,893	603,479
Strategic Education, Inc. (b)	7,206	695,379
Udemy, Inc. (a)(b)	65,222	552,430
		7,256,605
Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc. Class A (a)	101,904	11,954,358
Atour Lifestyle Holdings Ltd. ADR	25,936	493,303
Bloomin' Brands, Inc.	27,402	479,535
Booking Holdings, Inc.	7,895	30,863,371
Caesars Entertainment, Inc. (a)	47,934	1,804,236
Churchill Downs, Inc.	15,723	2,185,025
Cracker Barrel Old Country Store, Inc. (b)	9,292	367,777
Dave & Buster's Entertainment, Inc. (a)(b)	11,798	369,749
Doordash, Inc. (a)	87,930	11,317,470
Draftkings Holdings, Inc. Class A (a)	111,073	3,832,019
Expedia Group, Inc. Class A (a)	27,978	3,891,460
First Watch Restaurant Group, Inc. (a)(b)	26,797	442,418
Golden Entertainment, Inc.	11,643	377,117
H World Group Ltd. ADR	41,657	1,268,039
Jack in the Box, Inc. (b)	8,246	407,023
Krispy Kreme, Inc. (b)	58,005	653,716
Kura Sushi U.S.A., Inc. Class A (a)(b)	4,020	265,280
Light & Wonder, Inc. Class A (a)	20,187	2,216,936
MakeMyTrip Ltd. (a)(b)	17,317	1,665,376
Marriott International, Inc. Class A	65,994	15,488,132
Melco Crown Entertainment Ltd. sponsored ADR (a)	78,853	399,785
Monarch Casino & Resort, Inc.	6,800	516,256
Papa John's International, Inc.	252	11,937
Penn Entertainment, Inc. (a)	47,200	878,864
Playa Hotels & Resorts NV (a)(b)	48,896	385,300
Red Rock Resorts, Inc. (b)	12,479	727,276
Sabre Corp. (a)(b)	138,832	423,438
Sportradar Holding AG (a)(b)	21,055	244,870
Starbucks Corp.	262,624	24,836,352
Target Hospitality Corp. (a)	50,938	493,589
Texas Roadhouse, Inc.	14,262	2,406,713
The Cheesecake Factory, Inc. (b)	14,351	564,138
Trip.com Group Ltd. ADR (a)	75,546	3,561,238
Wendy's Co. (b)	42,655	721,723
Wingstop, Inc.	6,867	2,651,417
Wynn Resorts Ltd.	23,616	1,815,598
		130,980,834
Household Durables - 0.0%
Cavco Industries, Inc. (a)	2,412	996,928
LGI Homes, Inc. (a)(b)	6,313	681,046
Newell Brands, Inc. (b)	133,188	944,303
		2,622,277
Leisure Products - 0.1%
BRP, Inc. (b)	10,434	755,213
Hasbro, Inc.	34,406	2,345,113
Mattel, Inc. (a)	90,230	1,712,565
Peloton Interactive, Inc. Class A (a)	3,838	17,885
		4,830,776
Specialty Retail - 0.7%
Academy Sports & Outdoors, Inc.	20,914	1,160,309
Five Below, Inc. (a)	13,909	1,049,156
Monro, Inc. (b)	7,106	192,502
National Vision Holdings, Inc. (a)	36,692	387,468
Newegg Commerce, Inc. (a)(b)	241,884	197,595
O'Reilly Automotive, Inc. (a)	13,687	15,465,899
Ross Stores, Inc.	77,018	11,599,681
Shoe Carnival, Inc. (b)	12,704	513,750
Stitch Fix, Inc. (a)(b)	74,161	280,329
The ODP Corp. (a)(b)	14,264	440,044
The RealReal, Inc. (a)(b)	69,174	182,619
Tractor Supply Co.	25,133	6,724,334
Ulta Beauty, Inc. (a)	10,564	3,727,402
Upbound Group, Inc.	18,845	627,539
Urban Outfitters, Inc. (a)	25,483	925,543
Winmark Corp.	1,468	529,361
		44,003,531
Textiles, Apparel & Luxury Goods - 0.2%
Columbia Sportswear Co. (b)	14,053	1,134,499
Crocs, Inc. (a)	14,810	2,164,778
G-III Apparel Group Ltd. (a)	12,772	338,075
lululemon athletica, Inc. (a)	27,747	7,199,514
Steven Madden Ltd. (b)	20,193	910,704
		11,747,570
TOTAL CONSUMER DISCRETIONARY		874,049,613
CONSUMER STAPLES - 3.8%
Beverages - 1.4%
Celsius Holdings, Inc. (a)	56,173	2,136,259
Coca-Cola Consolidated, Inc.	2,009	2,696,882
Coca-Cola Europacific Partners PLC	104,428	8,405,410
Keurig Dr. Pepper, Inc.	310,961	11,384,282
MGP Ingredients, Inc. (b)	8,396	752,198
Monster Beverage Corp. (a)	239,352	11,280,660
National Beverage Corp.	25,523	1,152,619
PepsiCo, Inc.	320,927	55,481,860
The Vita Coco Co., Inc. (a)(b)	20,001	522,426
		93,812,596
Consumer Staples Distribution & Retail - 1.6%
Andersons, Inc.	11,643	593,444
Casey's General Stores, Inc.	8,583	3,109,707
Chefs' Warehouse Holdings (a)	14,951	640,351
Costco Wholesale Corp.	103,713	92,551,407
Dollar Tree, Inc. (a)	49,203	4,157,161
Ingles Markets, Inc. Class A (b)	5,571	412,254
Maplebear, Inc. (NASDAQ)	68,834	2,470,452
PriceSmart, Inc. (b)	8,958	802,458
Sprouts Farmers Market LLC (a)(b)	25,574	2,660,975
Walgreens Boots Alliance, Inc.	219,278	2,028,322
		109,426,531
Food Products - 0.7%
Bridgford Foods Corp. (a)(b)	2,886	38,528
Cal-Maine Foods, Inc.	13,801	994,224
Campbell Soup Co.	69,993	3,480,052
Freshpet, Inc. (a)(b)	12,586	1,711,696
J&J Snack Foods Corp. (b)	5,968	1,015,694
John B. Sanfilippo & Son, Inc.	3,874	367,526
Lancaster Colony Corp. (b)	6,608	1,128,382
Mission Produce, Inc. (a)	36,887	395,429
Mondelez International, Inc.	310,922	22,327,309
Pilgrim's Pride Corp. (a)	60,127	2,800,716
The Hain Celestial Group, Inc. (a)(b)	71,400	571,200
The Kraft Heinz Co.	287,732	10,194,345
The Simply Good Foods Co. (a)	28,142	889,006
Vital Farms, Inc. (a)(b)	15,477	486,752
		46,400,859
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.)	17,645	603,459
Reynolds Consumer Products, Inc.	54,369	1,712,624
WD-40 Co. (b)	3,876	1,018,768
		3,334,851
Personal Care Products - 0.0%
Inter Parfums, Inc.	8,993	1,158,658
Oddity Tech Ltd. (a)(b)	13,149	483,883
Olaplex Holdings, Inc. (a)(b)	270,377	565,088
		2,207,629
TOTAL CONSUMER STAPLES		255,182,466
ENERGY - 0.6%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	232,900	8,191,093
Championx Corp.	45,668	1,421,645
Patterson-UTI Energy, Inc. (b)	130,299	1,200,054
Smart Sand, Inc. (a)	108,272	237,116
Weatherford International PLC	18,337	1,924,285
		12,974,193
Oil, Gas & Consumable Fuels - 0.4%
Alliance Resource Partners LP	39,925	955,006
Amplify Energy Corp. warrants 5/4/22 (a)(c)	322	0
APA Corp.	86,681	2,469,542
Calumet, Inc. (b)	26,662	481,516
Chesapeake Energy Corp.	31,427	2,340,997
Chord Energy Corp.	14,457	2,145,853
Diamondback Energy, Inc.	41,144	8,027,606
Golar LNG Ltd.	32,718	1,089,182
HighPeak Energy, Inc. (b)	46,997	755,712
New Fortress Energy, Inc. Class A (b)	54,437	670,664
Nextdecade Corp. (a)(b)	81,915	381,724
Plains All American Pipeline LP	157,689	2,828,941
Plains GP Holdings LP Class A	32,880	631,296
TORM PLC (b)	27,846	1,004,962
Viper Energy, Inc. Class A	24,009	1,142,828
		24,925,829
TOTAL ENERGY		37,900,022
FINANCIALS - 3.9%
Banks - 1.2%
BancFirst Corp. (b)	9,804	1,043,146
Bancorp, Inc., Delaware (a)(b)	19,125	1,002,150
Bank of Marin Bancorp	8,295	177,430
Bank OZK	22,280	965,838
Banner Corp. (b)	12,035	716,925
BCB Bancorp, Inc.	30,737	381,446
BOK Financial Corp.	15,743	1,652,228
Broadway Financial Corp. (a)	15,985	122,285
Business First Bancshares, Inc.	12,666	309,304
Carver Bancorp, Inc. (a)	36,140	69,750
Cathay General Bancorp	21,965	966,240
City Holding Co. (b)	5,632	668,744
Columbia Banking Systems, Inc.	59,581	1,500,250
Columbia Financial, Inc. (a)(b)	41,335	734,110
Commerce Bancshares, Inc. (b)	33,989	2,173,936
CVB Financial Corp. (b)	44,362	817,148
Dime Community Bancshares, Inc.	21,974	571,544
East West Bancorp, Inc. (b)	31,786	2,672,249
Eastern Bankshares, Inc. (b)	54,263	920,843
Enterprise Bancorp, Inc.	10,509	325,674
Enterprise Financial Services Corp.	13,568	717,883
Fifth Third Bancorp	153,792	6,565,380
First Bancorp, North Carolina (b)	17,463	741,828
First Busey Corp. (b)	23,858	645,359
First Citizens Bancshares, Inc.	3,167	6,431,227
First Financial Bancorp, Ohio	28,483	753,945
First Financial Bankshares, Inc. (b)	41,931	1,533,417
First Hawaiian, Inc. (b)	38,294	931,693
First Internet Bancorp	16,155	586,265
First Interstate Bancsystem, Inc. Class A (b)	31,140	966,897
First Merchants Corp. (b)	17,656	688,584
Flushing Financial Corp. (b)	26,533	387,382
Fulton Financial Corp. (b)	45,584	882,050
German American Bancorp, Inc. (b)	14,156	567,797
Grupo Financiero Galicia SA sponsored ADR Class B, (b)	15,106	591,702
Hancock Whitney Corp.	24,332	1,307,358
Hanmi Financial Corp.	18,843	373,280
Heartland Financial U.S.A., Inc.	15,549	867,012
Hope Bancorp, Inc.	51,606	660,041
Horizon Bancorp, Inc. Indiana	30,531	489,107
Huntington Bancshares, Inc.	320,763	4,801,822
Independent Bank Corp.	12,457	788,653
Independent Bank Group, Inc.	15,199	884,886
Inter & Co., Inc. Class A (b)	112,127	824,133
International Bancshares Corp.	18,087	1,142,737
Investar Holding Corp. (b)	19,435	361,880
Lakeland Financial Corp. (b)	8,871	604,559
NBT Bancorp, Inc. (b)	17,607	862,039
Northwest Bancshares, Inc. (b)	45,927	636,089
OceanFirst Financial Corp.	29,763	531,865
Old National Bancorp, Indiana (b)	63,853	1,267,482
Pacific Premier Bancorp, Inc.	32,157	826,435
Pathward Financial, Inc.	9,731	669,687
Peoples Bancorp, Inc.	16,588	530,816
Pinnacle Financial Partners, Inc.	15,405	1,533,876
Popular, Inc.	14,498	1,486,045
Preferred Bank, Los Angeles	6,298	521,789
Premier Financial Corp.	17,950	449,827
Republic Bancorp, Inc., Kentucky Class A	11,933	762,519
S&T Bancorp, Inc. (b)	16,563	711,712
Seacoast Banking Corp., Florida (b)	25,662	702,112
Simmons First National Corp. Class A	43,789	937,960
Stock Yards Bancorp, Inc. (b)	10,292	623,695
Texas Capital Bancshares, Inc. (a)(b)	14,445	970,993
TFS Financial Corp.	84,901	1,152,956
TowneBank	26,510	918,572
Trico Bancshares	12,435	565,295
Triumph Bancorp, Inc. (a)(b)	8,526	716,013
Trustmark Corp.	21,313	709,936
UMB Financial Corp. (b)	13,211	1,368,527
United Bankshares, Inc., West Virginia (b)	36,173	1,406,045
Valley National Bancorp (b)	136,481	1,184,655
Veritex Holdings, Inc.	24,696	622,092
WaFd, Inc. (b)	28,036	1,028,080
Washington Trust Bancorp, Inc. (b)	12,226	401,013
WesBanco, Inc. (b)	21,014	676,861
Westamerica Bancorp.	9,829	509,044
Wintrust Financial Corp.	11,942	1,299,290
WSFS Financial Corp. (b)	19,055	1,043,071
Zions Bancorporation NA	30,722	1,522,582
		83,037,090
Capital Markets - 1.3%
BGC Group, Inc. Class A (b)	119,703	1,182,666
Carlyle Group LP	88,189	3,539,025
CME Group, Inc.	85,467	18,438,651
Coinbase Global, Inc. Class A (a)	47,525	8,714,184
Freedom Holding Corp. (a)(b)	16,948	1,532,777
Futu Holdings Ltd. ADR (a)	25,224	1,603,237
Greenpro Capital Corp. (a)(b)	71,164	65,200
Hamilton Lane, Inc. Class A	11,517	1,760,258
Interactive Brokers Group, Inc.	26,731	3,445,359
LPL Financial	18,204	4,083,885
Marex Group PLC	25,009	616,972
MarketAxess Holdings, Inc.	9,951	2,412,023
Morningstar, Inc.	10,598	3,325,334
NASDAQ, Inc.	134,336	9,682,939
Northern Trust Corp.	46,673	4,257,044
Perella Weinberg Partners Class A (b)	28,846	563,939
Robinhood Markets, Inc. (a)	185,733	3,736,948
SEI Investments Co.	32,328	2,186,343
StepStone Group, Inc. Class A (b)	20,885	1,142,410
StoneX Group, Inc. (a)	10,641	881,713
T. Rowe Price Group, Inc.	53,508	5,673,988
TPG, Inc. Class A (b)	26,382	1,330,972
Tradeweb Markets, Inc. Class A (b)	29,494	3,487,371
Victory Capital Holdings, Inc.	20,061	1,094,729
Virtu Financial, Inc. Class A (b)	30,968	951,027
XP, Inc. Class A	99,705	1,835,569
		87,544,563
Consumer Finance - 0.3%
Credit Acceptance Corp. (a)(b)	2,781	1,297,420
Encore Capital Group, Inc. (a)(b)	11,334	567,607
FirstCash Holdings, Inc.	12,177	1,462,336
Kaspi.KZ JSC ADR	47,923	6,274,558
LendingTree, Inc. (a)	7,604	440,500
Navient Corp.	36,207	612,985
Qifu Technology, Inc. ADR	36,225	959,600
SLM Corp.	58,307	1,286,252
SoFi Technologies, Inc. Class A (a)(b)	283,182	2,262,624
Upstart Holdings, Inc. (a)(b)	22,623	961,478
		16,125,360
Financial Services - 0.5%
Affirm Holdings, Inc. Class A, (a)	64,050	2,818,841
AvidXchange Holdings, Inc. (a)(b)	70,050	565,304
DigiAsia Corp. (a)(b)	7,593	9,871
Dlocal Ltd. (a)(b)	55,010	490,689
Enact Holdings, Inc.	44,275	1,573,976
Euronet Worldwide, Inc. (a)	12,543	1,353,515
Flywire Corp. (a)	22,805	412,999
Focus Impact BH3 Acquisition Co. (a)	16,085	171,466
Jack Henry & Associates, Inc.	15,630	2,704,459
Marblegate Acquisition Corp. (a)	17,600	193,952
Marqeta, Inc. Class A (a)	155,381	828,181
Merchants Bancorp	16,630	762,486
Mr. Cooper Group, Inc. (a)	14,330	1,344,297
NMI Holdings, Inc. (a)	26,072	1,070,777
Nuvei Corp. (d)	13,718	456,261
Payoneer Global, Inc. (a)	120,798	897,529
PayPal Holdings, Inc. (a)	243,394	17,629,027
Remitly Global, Inc. (a)(b)	56,614	772,781
StoneCo Ltd. Class A (a)(b)	81,563	1,081,525
		35,137,936
Insurance - 0.6%
Amerisafe, Inc.	10,046	503,506
Arch Capital Group Ltd. (a)	89,843	10,160,345
Brighthouse Financial, Inc. (a)	20,200	927,180
Cincinnati Financial Corp.	34,614	4,743,156
Enstar Group Ltd. (a)	4,192	1,366,592
Erie Indemnity Co. Class A	11,460	5,824,316
Goosehead Insurance Class A (a)(b)	9,996	843,063
Oxbridge Re Holdings Ltd. (a)	87,084	178,522
Palomar Holdings, Inc. (a)	8,770	870,159
Principal Financial Group, Inc.	51,923	4,227,571
Safety Insurance Group, Inc.	6,613	585,581
Selective Insurance Group, Inc.	16,094	1,464,232
Skyward Specialty Insurance Group, Inc. (a)	16,214	662,666
The Baldwin Insurance Group, Inc. Class A, (a)(b)	22,006	1,031,861
Trupanion, Inc. (a)(b)	15,040	687,779
Willis Towers Watson PLC	23,976	7,003,629
		41,080,158
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. (b)	146,056	1,491,232
New York Mortgage Trust, Inc.	61,312	408,951
		1,900,183
TOTAL FINANCIALS		264,825,290
HEALTH CARE - 6.9%
Biotechnology - 4.0%
ACADIA Pharmaceuticals, Inc. (a)	53,309	883,863
ADMA Biologics, Inc. (a)	75,852	1,312,998
Agios Pharmaceuticals, Inc. (a)	18,746	860,629
Aileron Therapeutics, Inc. (a)(b)	40,909	103,091
Akero Therapeutics, Inc. (a)(b)	27,928	759,642
Alkermes PLC (a)	44,714	1,272,113
Allakos, Inc. (a)	150,056	106,375
Alnylam Pharmaceuticals, Inc. (a)(b)	30,607	8,040,153
Alvotech SA (a)	52,711	615,664
Amgen, Inc.	125,000	41,728,750
Amicus Therapeutics, Inc. (a)	93,542	1,086,023
Apellis Pharmaceuticals, Inc. (a)(b)	31,720	1,233,908
Apogee Therapeutics, Inc. (a)(b)	11,555	591,269
Applied Genetic Technologies Corp. (a)(c)	14,225	0
Aptorum Group Ltd. Class A, (a)(b)	37,439	110,819
Arcellx, Inc. (a)(b)	15,724	1,080,868
Ardelyx, Inc. (a)(b)	84,195	520,325
Argenx SE ADR (a)	8,037	4,157,701
Arrowhead Pharmaceuticals, Inc. (a)(b)	43,599	1,038,964
Ascendis Pharma A/S sponsored ADR (a)	15,379	2,129,223
Avidity Biosciences, Inc. (a)(b)	23,321	1,026,124
Beam Therapeutics, Inc. (a)(b)	29,386	784,018
BeiGene Ltd. ADR (a)	11,550	2,215,059
BioCryst Pharmaceuticals, Inc. (a)	70,722	614,574
Biogen, Inc. (a)	34,473	7,058,691
BioMarin Pharmaceutical, Inc. (a)	45,200	4,122,692
BioNTech SE ADR (a)	25,738	2,270,606
Blueprint Medicines Corp. (a)(b)	16,465	1,573,066
BridgeBio Pharma, Inc. (a)	49,816	1,387,376
CareDx, Inc. (a)	15,864	487,501
Carisma Therapeutics, Inc. rights (a)(c)	449,253	4
Catalyst Pharmaceutical Partners, Inc. (a)	43,541	881,705
Celldex Therapeutics, Inc. (a)(b)	22,296	921,494
CG Oncology, Inc. (b)	22,621	834,262
Clementia Pharmaceuticals, Inc. rights (a)(c)	20,215	0
Cogent Biosciences, Inc. (a)	57,890	621,739
Crinetics Pharmaceuticals, Inc. (a)	21,674	1,150,022
CRISPR Therapeutics AG (a)(b)	22,108	1,054,994
Cullinan Oncology, Inc. (a)(b)	16,489	323,184
CureVac NV (a)(b)	125,504	394,083
Cyclerion Therapeutics, Inc. (a)(b)	14,148	38,341
Cytokinetics, Inc. (a)(b)	27,090	1,546,297
Day One Biopharmaceuticals, Inc. (a)(b)	38,203	528,730
Denali Therapeutics, Inc. (a)(b)	51,884	1,268,045
Design Therapeutics, Inc. (a)(b)	55,239	262,385
Dynavax Technologies Corp. (a)(b)	51,655	579,569
Dyne Therapeutics, Inc. (a)	24,841	1,144,922
Entrada Therapeutics, Inc. (a)(b)	23,787	421,030
Exact Sciences Corp. (a)(b)	44,658	2,754,952
Exelixis, Inc. (a)(b)	73,008	1,900,398
Forte Biosciences, Inc. (a)	5,066	40,224
Galectin Therapeutics, Inc. (a)(b)	76,266	205,537
Genmab A/S ADR (a)	16,295	453,001
Geron Corp. (a)(b)	180,678	858,221
Gilead Sciences, Inc.	288,362	22,780,598
Halozyme Therapeutics, Inc. (a)	29,673	1,894,621
Ideaya Biosciences, Inc. (a)(b)	23,846	941,917
Immatics NV (a)(b)	41,766	463,185
Immunocore Holdings PLC ADR (a)	14,684	526,862
Immunovant, Inc. (a)(b)	39,213	1,211,682
Incyte Corp. (a)	45,165	2,965,534
Inhibrx Biosciences, Inc. (b)	11,898	173,235
Inmune Bio, Inc. (a)(b)	38,701	256,201
Insmed, Inc. (a)	38,306	2,929,260
Intellia Therapeutics, Inc. (a)	50	1,122
Ionis Pharmaceuticals, Inc. (a)(b)	38,250	1,823,760
Iovance Biotherapeutics, Inc. (a)(b)	81,132	945,999
Janux Therapeutics, Inc. (a)(b)	13,434	631,129
Keros Therapeutics, Inc. (a)	13,750	623,563
Kinnate Biopharma, Inc. rights (a)(c)	50,749	1
Krystal Biotech, Inc. (a)(b)	8,004	1,561,740
Kura Oncology, Inc. (a)	29,850	628,641
Kymera Therapeutics, Inc. (a)(b)	21,931	1,060,583
Legend Biotech Corp. ADR (a)	24,540	1,412,277
Lyell Immunopharma, Inc. (a)(b)	172,564	250,218
Madrigal Pharmaceuticals, Inc. (a)(b)	5,518	1,363,663
MannKind Corp. (a)(b)	111,970	700,932
Merus BV (a)(b)	17,943	914,914
Mirati Therapeutics, Inc. rights (a)(c)	1,147	0
Mirum Pharmaceuticals, Inc. (a)(b)	19,035	820,599
Moderna, Inc. (a)	90,916	7,036,898
Monte Rosa Therapeutics, Inc. (a)(b)	60,941	376,006
Moonlake Immunotherapeutics Class A (a)(b)	18,864	882,647
Myriad Genetics, Inc. (a)	27,104	767,856
Natera, Inc. (a)	29,262	3,460,524
Neurocrine Biosciences, Inc. (a)	23,875	3,033,558
NewAmsterdam Pharma Co. NV (a)(b)	32,738	537,558
Novavax, Inc. (a)(b)	40,097	496,401
Nuvalent, Inc. Class A (a)(b)	16,780	1,428,481
Omniab, Inc. (a)(c)	2,320	6,635
Omniab, Inc. (a)(c)	2,320	6,078
Protagonist Therapeutics, Inc. (a)	20,938	898,031
Prothena Corp. PLC (a)	111	2,472
PTC Therapeutics, Inc. (a)	24,618	869,508
Recursion Pharmaceuticals, Inc. Class A (a)(b)	11,192	81,478
Regeneron Pharmaceuticals, Inc. (a)	25,204	29,858,927
Repligen Corp. (a)(b)	13,015	1,964,354
Revolution Medicines, Inc. (a)(b)	44,904	1,914,258
Rhythm Pharmaceuticals, Inc. (a)(b)	19,832	937,855
Rocket Pharmaceuticals, Inc. (a)(b)	29,584	557,658
Roivant Sciences Ltd. (a)(b)	177,580	2,171,803
Sana Biotechnology, Inc. (a)(b)	79,678	482,052
Sarepta Therapeutics, Inc. (a)	23,286	3,161,773
Savara, Inc. (a)(b)	93,681	400,018
Scholar Rock Holding Corp. (a)(b)	44,861	417,207
Soleno Therapeutics, Inc. (a)(b)	10,084	493,612
SpringWorks Therapeutics, Inc. (a)(b)	23,709	988,902
Spyre Therapeutics, Inc. (a)(b)	12,467	358,426
Summit Therapeutics, Inc. (a)(b)	180,256	2,339,723
Syndax Pharmaceuticals, Inc. (a)	32,365	665,101
Tango Therapeutics, Inc. (a)(b)	48,783	577,103
TG Therapeutics, Inc. (a)(b)	49,723	1,167,993
Tiziana Life Sciences Ltd. (a)(b)	163,637	163,637
Tobira Therapeutics, Inc. rights (a)(c)	1,750	0
Twist Bioscience Corp. (a)	15,602	674,630
Tyra Biosciences, Inc. (a)(b)	21,027	478,575
Ultragenyx Pharmaceutical, Inc. (a)(b)	25,644	1,456,066
United Therapeutics Corp. (a)	10,160	3,693,668
Vaxart, Inc. (a)(b)	325,169	281,889
Vaxcyte, Inc. (a)(b)	28,696	2,317,489
Vera Therapeutics, Inc. (a)	14,514	548,919
Veracyte, Inc. (a)	28,677	904,759
Vericel Corp. (a)(b)	16,788	867,100
Vertex Pharmaceuticals, Inc. (a)	59,999	29,752,904
Viking Therapeutics, Inc. (a)(b)	26,511	1,699,885
Vir Biotechnology, Inc. (a)(b)	58,172	480,501
Xencor, Inc. (a)	39,348	688,197
Xenon Pharmaceuticals, Inc. (a)(b)	24,228	977,358
		267,563,933
Health Care Equipment & Supplies - 1.5%
Abiomed, Inc. (a)(c)	10,350	20,286
Align Technology, Inc. (a)	17,840	4,232,005
Atricure, Inc. (a)(b)	26,422	692,521
Axonics, Inc. (a)	8,445	584,098
Bioventus, Inc. (a)	59,206	595,020
Cerus Corp. (a)(b)	177,232	400,544
Dentsply Sirona, Inc. (b)	43,793	1,107,525
DexCom, Inc. (a)	92,939	6,444,390
Embecta Corp.	26,373	430,935
Establishment Labs Holdings, Inc. (a)(b)	9,189	421,040
GE Healthcare Technologies, Inc.	105,498	8,948,340
Hologic, Inc. (a)	51,396	4,175,411
ICU Medical, Inc. (a)	7,689	1,271,222
IDEXX Laboratories, Inc. (a)	18,887	9,090,880
Inari Medical, Inc. (a)	17,903	773,947
InMode Ltd. (a)	29,506	493,045
Insulet Corp. (a)	16,786	3,403,697
Intuitive Surgical, Inc. (a)	82,618	40,700,105
iRhythm Technologies, Inc. (a)(b)	8,950	634,376
Lantheus Holdings, Inc. (a)(b)	15,639	1,665,084
LeMaitre Vascular, Inc. (b)	8,052	727,015
LivaNova PLC (a)	15,528	782,456
Masimo Corp. (a)(b)	13,076	1,536,692
Merit Medical Systems, Inc. (a)	14,638	1,415,202
Neogen Corp. (a)(b)	62,395	1,076,314
Novocure Ltd. (a)(b)	35,796	695,874
Omnicell, Inc. (a)	19,408	863,268
PROCEPT BioRobotics Corp. (a)(b)	14,923	1,178,917
Pulse Biosciences, Inc. (a)(b)	16,466	306,926
QuidelOrtho Corp. (a)	22,362	944,795
RxSight, Inc. (a)	12,874	725,965
Staar Surgical Co. (a)	15,938	527,388
Tandem Diabetes Care, Inc. (a)(b)	18,704	813,624
The Cooper Companies, Inc.	46,656	4,932,939
TransMedics Group, Inc. (a)(b)	8,044	1,351,875
UFP Technologies, Inc. (a)	2,621	894,364
		104,858,085
Health Care Providers & Services - 0.4%
23andMe Holding Co. Class A (a)(b)	692,726	218,139
Acadia Healthcare Co., Inc. (a)	23,691	1,941,004
AdaptHealth Corp. (a)	54,369	597,515
Addus HomeCare Corp. (a)	5,729	762,014
AirSculpt Technologies, Inc. (a)(b)	31,921	133,749
Alignment Healthcare, Inc. (a)(b)	76,254	687,049
Amedisys, Inc. (a)	5,051	495,049
Astrana Health, Inc. (a)(b)	16,291	778,547
Aveanna Healthcare Holdings, Inc. (a)(b)	83,833	473,656
BrightSpring Health Services, Inc. (b)	40,045	502,565
Clover Health Investments Corp. (a)(b)	170,077	447,303
Corvel Corp. (a)	4,852	1,556,182
Fulgent Genetics, Inc. (a)(b)	19,005	428,753
GeneDx Holdings Corp. Class A (a)	8,127	259,576
Guardant Health, Inc. (a)(b)	37,448	957,920
HealthEquity, Inc. (a)	20,720	1,648,483
Henry Schein, Inc. (a)	26,544	1,872,679
LifeStance Health Group, Inc. (a)(b)	138,454	873,645
National Research Corp. Class A	15,038	342,866
NeoGenomics, Inc. (a)	38,896	642,562
Opko Health, Inc. (a)(b)	276,351	464,270
Option Care Health, Inc. (a)	36,139	1,157,171
P3 Health Partners, Inc. Class A (a)(b)	118,948	60,033
Patterson Companies, Inc. (b)	28,217	634,600
Premier, Inc. Class A (b)	33,780	688,099
Privia Health Group, Inc. (a)(b)	35,243	709,794
Progyny, Inc. (a)(b)	26,278	617,270
R1 RCM, Inc. (a)	110,632	1,561,018
RadNet, Inc. (a)	19,130	1,268,128
Surgery Partners, Inc. (a)(b)	38,523	1,230,810
The Ensign Group, Inc.	11,382	1,722,780
		25,733,229
Health Care Technology - 0.0%
Schrodinger, Inc. (a)(b)	22,343	469,873
Simulations Plus, Inc. (b)	9,795	355,069
SOPHiA GENETICS SA (a)(b)	49,152	188,744
Waystar Holding Corp.	38,961	1,060,518
		2,074,204
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc. Class A (a)(b)	36,774	858,673
AbCellera Biologics, Inc. (a)	4,809	12,311
Azenta, Inc. (a)(b)	14,412	713,682
Bio-Techne Corp.	38,568	2,853,646
Bruker Corp. (b)	34,511	2,318,794
Fortrea Holdings, Inc. (a)(b)	28,273	651,975
ICON PLC (a)(b)	19,018	6,124,937
Illumina, Inc. (a)	38,724	5,088,334
Maravai LifeSciences Holdings, Inc. Class A (a)	62,150	562,458
Medpace Holdings, Inc. (a)	6,908	2,454,205
OmniAb, Inc. (a)(b)	83,880	351,457
Sotera Health Co. (a)(b)	87,295	1,347,835
Tempus AI, Inc. (b)	37,412	2,221,525
		25,559,832
Pharmaceuticals - 0.6%
Aclaris Therapeutics, Inc. (a)	129,325	152,604
Amneal Intermediate, Inc. Class A, (a)	89,009	770,818
Amphastar Pharmaceuticals, Inc. (a)(b)	17,194	838,036
ANI Pharmaceuticals, Inc. (a)	8,485	540,919
Arvinas Holding Co. LLC (a)	24,840	649,814
AstraZeneca PLC:
rights (a)(c)	21,510	0
sponsored ADR	133,509	11,698,059
Atea Pharmaceuticals, Inc. (a)	111,935	430,950
Avadel Pharmaceuticals PLC sponsored (a)	36,246	549,852
Axsome Therapeutics, Inc. (a)(b)	13,167	1,170,020
Cassava Sciences, Inc. (a)(b)	14,233	408,629
CinCor Pharma, Inc. rights (a)(c)	12,042	0
Collegium Pharmaceutical, Inc. (a)(b)	12,052	463,520
Corcept Therapeutics, Inc. (a)(b)	31,735	1,120,246
Cronos Group, Inc. (a)(b)	192,283	434,560
Dova Pharmaceuticals, Inc. rights (a)(c)	7,729	0
Edgewise Therapeutics, Inc. (a)(b)	34,088	639,150
GH Research PLC (a)(b)	37,071	389,246
Harmony Biosciences Holdings, Inc. (a)	18,265	657,175
Harrow, Inc. (a)(b)	10,988	444,574
Indivior PLC (a)	49,873	623,413
Innoviva, Inc. (a)(b)	29,039	562,776
Intra-Cellular Therapies, Inc. (a)(b)	25,485	1,867,541
Jazz Pharmaceuticals PLC (a)(b)	14,170	1,643,437
Ligand Pharmaceuticals, Inc. (a)(b)	6,633	701,771
Ligand Pharmaceuticals, Inc.:
General CVR (a)	1,530	13
Glucagon CVR (a)	1,530	6
rights (a)	1,530	5
TR Beta CVR (a)	1,530	268
Liquidia Corp. (a)(b)	36,861	350,548
Neumora Therapeutics, Inc. (b)	63,330	728,295
Royalty Pharma PLC Class A	103,840	3,014,475
Sanofi SA:
rights (a)(c)	925	0
sponsored ADR	68,279	3,841,377
Satsuma Pharmaceuticals, Inc. rights (a)(c)	218,164	2
Scilex Holding Co. (a)	45,036	41,433
Scilex Holding Co. (a)(b)	104,473	120,144
SIGA Technologies, Inc. (b)	35,922	324,376
Structure Therapeutics, Inc. ADR (a)(b)	16,017	610,728
Supernus Pharmaceuticals, Inc. (a)	19,626	690,050
Tarsus Pharmaceuticals, Inc. (a)(b)	14,081	381,736
Tilray Brands, Inc. Class 2 (a)(b)	330,142	564,543
Verona Pharma PLC ADR (a)	25,896	711,622
Viatris, Inc.	277,979	3,357,986
WAVE Life Sciences (a)	70,170	402,776
		41,897,493
TOTAL HEALTH CARE		467,686,776
INDUSTRIALS - 4.2%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)	7,592	1,546,946
Axon Enterprise, Inc. (a)	17,040	6,219,089
Elbit Systems Ltd. (b)	11,734	2,397,960
Kratos Defense & Security Solutions, Inc. (a)(b)	46,938	1,076,758
Leonardo DRS, Inc. (a)	70,783	2,020,147
Lilium NV (a)(b)	395,599	263,825
Mercury Systems, Inc. (a)	22,445	850,666
Rocket Lab U.S.A., Inc. Class A (a)(b)	154,436	968,314
Woodward, Inc.	13,714	2,285,438
		17,629,143
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. (a)(b)	49,438	833,525
C.H. Robinson Worldwide, Inc.	25,884	2,679,253
Forward Air Corp. (b)	17,857	567,317
Hub Group, Inc. Class A	19,988	942,034
		5,022,129
Building Products - 0.1%
AAON, Inc. (b)	20,104	1,920,133
American Woodmark Corp. (a)(b)	3,715	332,901
Apogee Enterprises, Inc.	7,499	500,783
CSW Industrials, Inc. (b)	4,522	1,526,763
Gibraltar Industries, Inc. (a)	10,145	706,802
UFP Industries, Inc.	12,999	1,581,588
		6,568,970
Commercial Services & Supplies - 0.6%
ACV Auctions, Inc. Class A (a)(b)	48,085	899,670
Casella Waste Systems, Inc. Class A (a)(b)	13,727	1,480,594
Cimpress PLC (a)	8,583	848,687
Cintas Corp.	23,456	18,884,895
Copart, Inc. (a)	221,305	11,720,313
Driven Brands Holdings, Inc. (a)(b)	59,011	846,218
Fuel Tech, Inc. (a)	232,058	232,058
Matthews International Corp. Class A	16,955	429,470
Millerknoll, Inc. (b)	26,212	771,943
Stericycle, Inc. (a)(b)	19,995	1,184,904
Tetra Tech, Inc.	11,394	2,708,810
VSE Corp. (b)	5,499	511,572
		40,519,134
Construction & Engineering - 0.2%
Construction Partners, Inc. Class A (a)(b)	14,329	945,427
Ferrovial SE (b)	174,948	7,358,313
IES Holdings, Inc. (a)	6,262	1,168,051
MYR Group, Inc. (a)	5,621	566,597
Sterling Construction Co., Inc. (a)	8,604	1,028,436
Willscot Holdings Corp. (a)	44,645	1,720,618
		12,787,442
Electrical Equipment - 0.1%
Enovix Corp. (a)(b)	78,140	743,893
Fluence Energy, Inc. Class A (a)(b)	39,307	722,070
Nextracker, Inc. Class A (a)	34,583	1,406,491
Plug Power, Inc. (a)(b)	377,774	710,215
Powell Industries, Inc. (b)	4,254	712,290
Sunrun, Inc. (a)(b)	61,878	1,269,737
Vicor Corp. (a)(b)	27,185	1,046,623
		6,611,319
Ground Transportation - 0.6%
ArcBest Corp.	6,937	737,403
Avis Budget Group, Inc. (b)	7,499	614,843
CSX Corp.	451,194	15,462,418
Grab Holdings Ltd. (a)	911,792	2,935,970
Heartland Express, Inc.	38,814	480,517
Hertz Global Holdings, Inc. (a)(b)	211,756	643,738
J.B. Hunt Transport Services, Inc.	22,666	3,925,751
Landstar System, Inc.	7,069	1,290,517
Lyft, Inc. (a)	94,678	1,104,892
Marten Transport Ltd.	30,518	532,539
Old Dominion Freight Lines, Inc.	50,707	9,776,310
Saia, Inc. (a)(b)	6,267	2,355,327
Universal Logistics Holdings, Inc. (b)	12,157	513,876
Werner Enterprises, Inc. (b)	18,139	670,417
		41,044,518
Industrial Conglomerates - 0.5%
Honeywell International, Inc.	151,569	31,512,711
Icahn Enterprises LP	120,666	1,601,238
		33,113,949
Machinery - 0.4%
Astec Industries, Inc.	28,255	955,867
Blue Bird Corp. (a)	10,343	529,355
Columbus McKinnon Corp. (NY Shares)	13,129	449,143
Energy Recovery, Inc. (a)	50,923	826,990
Franklin Electric Co., Inc.	12,819	1,331,381
Hillman Solutions Corp. Class A (a)(b)	65,283	649,566
Lincoln Electric Holdings, Inc. (b)	12,448	2,410,057
Middleby Corp. (a)(b)	12,591	1,770,546
NN, Inc. (a)(b)	55,720	219,537
Nordson Corp.	12,654	3,246,510
Omega Flex, Inc.	5,994	282,917
PACCAR, Inc.	120,692	11,608,157
Symbotic, Inc. (a)(b)	22,302	428,198
		24,708,224
Marine Transportation - 0.0%
Golden Ocean Group Ltd. (b)	65,026	799,822
Star Bulk Carriers Corp.	29,696	634,604
		1,434,426
Passenger Airlines - 0.1%
American Airlines Group, Inc. (a)(b)	142,285	1,511,067
Frontier Group Holdings, Inc. (a)(b)	97,111	352,513
JetBlue Airways Corp. (a)(b)	121,666	618,063
Ryanair Holdings PLC sponsored ADR	22,930	2,555,778
SkyWest, Inc. (a)	10,160	787,806
United Airlines Holdings, Inc. (a)	74,628	3,286,617
		9,111,844
Professional Services - 1.0%
Automatic Data Processing, Inc.	94,996	26,210,346
Concentrix Corp. (b)	18,398	1,384,082
Conduent, Inc. (a)	125,251	478,459
CRA International, Inc.	2,998	505,463
CSG Systems International, Inc. (b)	11,101	538,621
ExlService Holdings, Inc. (a)	36,448	1,331,810
Exponent, Inc.	13,906	1,505,603
First Advantage Corp. (b)	48,690	932,414
Forrester Research, Inc. (a)	14,333	274,907
Huron Consulting Group, Inc. (a)	6,544	722,719
ICF International, Inc.	5,995	993,731
Kelly Services, Inc. Class A (non-vtg.) (b)	18,731	395,411
NV5 Global, Inc. (a)	5,164	496,415
Paychex, Inc.	82,506	10,824,787
Paycor HCM, Inc. (a)	25,540	361,646
Paylocity Holding Corp. (a)	13,845	2,234,583
Science Applications International Corp.	10,103	1,319,351
SS&C Technologies Holdings, Inc.	54,156	4,066,574
Sterling Check Corp. (a)(b)	21,743	352,019
Upwork, Inc. (a)	4,753	45,819
Verisk Analytics, Inc.	32,564	8,884,110
Verra Mobility Corp. Class A (a)(b)	46,233	1,276,493
		65,135,363
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)(b)	13,735	1,244,391
Fastenal Co.	130,590	8,916,685
FTAI Aviation Ltd. (b)	25,240	3,225,924
H&E Equipment Services, Inc.	13,774	663,218
McGrath RentCorp.	7,607	822,697
Rush Enterprises, Inc. Class A (b)	19,784	1,042,617
Transcat, Inc. (a)(b)	4,026	497,050
		16,412,582
TOTAL INDUSTRIALS		280,099,043
INFORMATION TECHNOLOGY - 50.2%
Communications Equipment - 0.8%
Cisco Systems, Inc.	939,493	47,481,976
CommScope Holding Co., Inc. (a)	92,438	356,811
Digi International, Inc. (a)	19,190	565,337
Extreme Networks, Inc. (a)	43,493	685,015
F5, Inc. (a)	12,340	2,506,871
Harmonic, Inc. (a)	43,987	635,612
Infinera Corp. (a)(b)	100,874	634,497
Lumentum Holdings, Inc. (a)	18,853	1,086,121
NetScout Systems, Inc. (a)	32,301	693,825
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	110,694	824,670
ViaSat, Inc. (a)(b)	17,242	270,699
Viavi Solutions, Inc. (a)	83,851	721,957
		56,463,391
Electronic Equipment, Instruments & Components - 0.5%
Advanced Energy Industries, Inc. (b)	10,459	1,109,595
Avnet, Inc.	17,938	989,819
CDW Corp.	30,477	6,876,830
Cognex Corp. (b)	39,538	1,596,544
ePlus, Inc. (a)	9,081	871,413
Flex Ltd. (a)	96,778	3,144,317
Innoviz Technologies Ltd. (a)(b)	74,253	48,933
Insight Enterprises, Inc. (a)(b)	6,852	1,487,364
Itron, Inc. (a)	11,603	1,186,059
Lightwave Logic, Inc. (a)(b)	83,123	245,213
Littelfuse, Inc. (b)	6,367	1,733,097
Napco Security Technologies, Inc. (b)	11,982	555,725
Nayax Ltd. (a)(b)	7,644	179,558
Novanta, Inc. (a)(b)	9,684	1,774,884
OSI Systems, Inc. (a)(b)	5,625	843,019
PC Connection, Inc. (b)	8,577	626,807
Plexus Corp. (a)	8,372	1,072,537
Sanmina Corp. (a)	16,508	1,145,325
ScanSource, Inc. (a)	11,171	569,051
Trimble, Inc. (a)	56,498	3,202,872
TTM Technologies, Inc. (a)	32,826	638,466
Zebra Technologies Corp. Class A (a)	12,066	4,167,355
		34,064,783
IT Services - 0.5%
Akamai Technologies, Inc. (a)	35,237	3,588,536
Amdocs Ltd.	25,559	2,222,866
Cognizant Technology Solutions Corp. Class A	115,206	8,959,571
Core Scientific, Inc. (b)	60,076	619,984
Couchbase, Inc. (a)	25,837	506,922
GDS Holdings Ltd. ADR (a)(b)	40,079	682,545
Grid Dynamics Holdings, Inc. (a)(b)	36,809	512,381
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	84,437	196,738
MongoDB, Inc. Class A (a)	17,859	5,193,219
Okta, Inc. Class A (a)	39,553	3,114,008
Perficient, Inc. (a)	11,072	832,282
Taoping, Inc. (a)(b)	30,062	16,020
Thoughtworks Holding, Inc. (a)	59,602	259,269
VeriSign, Inc. (a)	22,019	4,049,294
Wix.com Ltd. (a)(b)	13,669	2,277,529
		33,031,164
Semiconductors & Semiconductor Equipment - 19.6%
ACM Research, Inc. Class A, (a)(b)	15,799	285,014
Advanced Micro Devices, Inc. (a)	377,679	56,107,992
Allegro MicroSystems LLC (a)(b)	61,428	1,506,829
Ambarella, Inc. (a)	26,298	1,569,991
Amkor Technology, Inc.	57,022	1,876,024
Analog Devices, Inc.	115,337	27,085,741
Applied Materials, Inc.	193,174	38,105,503
Arm Holdings Ltd. ADR (b)	27,785	3,692,071
ASML Holding NV (depository receipt)	21,108	19,078,888
Axcelis Technologies, Inc. (a)	7,681	839,764
Broadcom, Inc.	1,085,276	176,704,638
Camtek Ltd. (b)	11,633	1,058,836
Canadian Solar, Inc. (a)(b)	951	12,011
CEVA, Inc. (a)	17,796	426,036
Cirrus Logic, Inc. (a)	12,580	1,832,780
Cohu, Inc. (a)(b)	18,391	494,902
Credo Technology Group Holding Ltd. (a)	42,627	1,488,109
Diodes, Inc. (a)(b)	12,575	876,352
Enphase Energy, Inc. (a)	33,305	4,031,237
Entegris, Inc.	35,036	4,059,621
First Solar, Inc. (a)	24,900	5,661,513
FormFactor, Inc. (a)	21,002	1,024,268
GlobalFoundries, Inc. (a)(b)	129,522	6,046,087
Ichor Holdings Ltd. (a)	13,937	432,047
Impinj, Inc. (a)	7,200	1,210,320
Intel Corp.	991,356	21,849,486
KLA Corp.	31,293	25,642,423
Kulicke & Soffa Industries, Inc.	17,466	765,185
Lam Research Corp.	30,432	24,984,976
Lattice Semiconductor Corp. (a)	35,010	1,658,074
MACOM Technology Solutions Holdings, Inc. (a)(b)	18,632	2,035,173
Marvell Technology, Inc.	202,480	15,437,075
Microchip Technology, Inc.	123,586	10,153,826
Micron Technology, Inc.	258,099	24,839,448
MKS Instruments, Inc. (b)	16,639	1,983,868
Monolithic Power Systems, Inc.	11,210	10,477,763
Nova Ltd. (a)(b)	7,141	1,596,371
NVIDIA Corp.	5,767,678	688,487,723
NXP Semiconductors NV	59,231	15,184,459
ON Semiconductor Corp. (a)	98,189	7,645,977
PDF Solutions, Inc. (a)	15,779	497,827
Photronics, Inc. (a)	22,682	586,557
Power Integrations, Inc. (b)	15,888	1,066,085
Qorvo, Inc. (a)	20,350	2,358,362
Qualcomm, Inc.	260,622	45,687,037
Rambus, Inc. (a)	26,554	1,187,495
Semtech Corp. (a)	24,361	1,067,499
Silicon Laboratories, Inc. (a)(b)	9,481	1,122,266
Silicon Motion Tech Corp. sponsored ADR	10,135	644,282
SiTime Corp. (a)(b)	7,214	1,043,577
Skyworks Solutions, Inc.	35,389	3,878,281
SolarEdge Technologies, Inc. (a)(b)	31,163	758,196
Synaptics, Inc. (a)(b)	11,691	951,881
Teradyne, Inc.	35,956	4,916,264
Texas Instruments, Inc.	212,269	45,497,737
Tower Semiconductor Ltd. (a)	27,623	1,220,660
Ultra Clean Holdings, Inc. (a)	15,019	566,216
Universal Display Corp.	10,459	2,026,117
Veeco Instruments, Inc. (a)	18,202	645,989
		1,323,970,729
Software - 16.2%
ACI Worldwide, Inc. (a)	28,613	1,440,951
Adeia, Inc. (b)	47,530	598,878
Adobe, Inc. (a)	104,589	60,076,967
Agilysys, Inc. (a)(b)	8,669	980,464
Alarm.com Holdings, Inc. (a)(b)	13,818	822,724
Alkami Technology, Inc. (a)	32,380	1,079,549
Altair Engineering, Inc. Class A (a)	13,727	1,240,372
Amplitude, Inc. Class A, (a)(b)	49,500	436,095
ANSYS, Inc. (a)	19,738	6,344,188
AppFolio, Inc. Class A, (a)(b)	4,975	1,154,150
Appian Corp. Class A (a)(b)	18,470	599,167
AppLovin Corp. Class A, (a)	62,826	5,834,651
Aspen Technology, Inc. (a)	15,916	3,726,572
Atlassian Corp. PLC Class A, (a)	37,668	6,237,821
Aurora Innovation, Inc. Class A, (a)(b)	220,789	1,031,085
Autodesk, Inc. (a)	49,547	12,802,945
AvePoint, Inc. (a)(b)	67,781	782,871
Bentley Systems, Inc. Class B (b)	69,488	3,576,547
Blackbaud, Inc. (a)	14,069	1,176,168
BlackLine, Inc. (a)	15,765	781,156
Braze, Inc. (a)(b)	24,766	1,109,021
Cadence Design Systems, Inc. (a)	63,077	16,963,298
CCC Intelligent Solutions Holdings, Inc. Class A (a)	143,994	1,552,255
Cellebrite DI Ltd. (a)	67,941	1,159,073
Check Point Software Technologies Ltd. (a)	24,975	4,807,688
Cipher Mining, Inc. (a)(b)	119,006	417,711
Cleanspark, Inc. (a)(b)	56,310	601,954
Cognyte Software Ltd. (a)	47,867	366,661
CommVault Systems, Inc. (a)	11,932	1,854,233
Confluent, Inc. Class A (a)(b)	59,370	1,259,831
Crowdstrike Holdings, Inc. Class A (a)	53,730	14,898,254
CyberArk Software Ltd. (a)	10,040	2,878,870
Datadog, Inc. Class A (a)	70,882	8,240,741
Descartes Systems Group, Inc. (a)	22,266	2,246,417
Docebo, Inc. (a)(b)	13,447	580,104
DocuSign, Inc. (a)	45,027	2,666,049
Dropbox, Inc. Class A (a)	51,960	1,306,274
EverCommerce, Inc. (a)(b)	62,360	667,876
Five9, Inc. (a)(b)	20,866	672,929
Fortinet, Inc. (a)	180,340	13,833,881
Freshworks, Inc. Class A (a)	71,108	830,541
Gen Digital, Inc.	137,944	3,649,998
GitLab, Inc. Class A (a)	32,571	1,543,865
HashiCorp, Inc. Class A (a)(b)	35,881	1,217,801
Hut 8 Mining Corp. (a)(b)	35,742	361,352
Intapp, Inc. (a)	23,468	1,084,222
InterDigital, Inc. (b)	4,340	601,350
Intuit, Inc.	65,152	41,062,700
Jamf Holding Corp. (a)(b)	45,744	846,264
JFrog Ltd. (a)	27,874	773,782
Life360, Inc.	17,409	686,437
LM Funding America, Inc. (a)(b)	25,059	71,669
Magic Software Enterprises Ltd.	24,613	267,051
Manhattan Associates, Inc. (a)	13,429	3,551,030
Marathon Digital Holdings, Inc. (a)(b)	71,326	1,191,144
Matterport, Inc. Class A (a)(b)	127,098	575,754
Microsoft Corp.	1,742,719	726,957,804
MicroStrategy, Inc. Class A (a)	36,883	4,884,047
Monday.com Ltd. (a)(b)	11,432	3,039,654
nCino, Inc. (a)	32,840	983,886
Nextnav, Inc. Class A (a)(b)	52,784	404,853
NICE Ltd. sponsored ADR (a)	11,661	2,025,982
Nutanix, Inc. Class A (a)(b)	57,809	3,652,951
Open Text Corp. (b)	68,016	2,164,269
Palo Alto Networks, Inc. (a)	75,206	27,278,720
Pegasystems, Inc.	22,962	1,627,547
Progress Software Corp. (b)	13,778	801,191
PTC, Inc. (a)	26,699	4,781,524
Qualys, Inc. (a)	9,170	1,147,809
QXO, Inc. (A Shares)	79,877	1,103,101
Radware Ltd. (a)(b)	23,551	513,412
Rapid7, Inc. (a)	17,968	679,370
Riot Platforms, Inc. (a)(b)	53,162	400,310
Roper Technologies, Inc.	24,669	13,676,740
Sapiens International Corp. NV	18,852	686,024
SoundHound AI, Inc. (a)(b)	79,892	390,672
Sprout Social, Inc. (a)(b)	17,931	557,654
SPS Commerce, Inc. (a)	9,753	1,948,064
Synopsys, Inc. (a)	35,668	18,532,379
Telos Corp. (a)(b)	67,744	247,266
Tenable Holdings, Inc. (a)	33,875	1,398,360
TeraWulf, Inc. (a)(b)	107,803	470,021
Varonis Systems, Inc. (a)(b)	26,938	1,524,691
Verint Systems, Inc. (a)	18,244	575,598
Vertex, Inc. Class A (a)(b)	21,952	849,323
Workday, Inc. Class A (a)	48,565	12,781,822
Zoom Video Communications, Inc. Class A (a)	59,972	4,142,866
Zscaler, Inc. (a)(b)	34,216	6,842,516
		1,094,191,827
Technology Hardware, Storage & Peripherals - 12.6%
Apple, Inc.	3,595,399	823,346,351
Logitech International SA (b)	37,062	3,373,013
Nano Dimension Ltd. ADR (a)(b)	168,054	368,038
NetApp, Inc.	46,546	5,619,033
Seagate Technology Holdings PLC	50,051	4,982,577
Super Micro Computer, Inc. (a)	13,735	6,011,810
Western Digital Corp. (a)	77,633	5,091,948
Xerox Holdings Corp. (b)	61,063	691,844
		849,484,614
TOTAL INFORMATION TECHNOLOGY		3,391,206,508
MATERIALS - 1.0%
Chemicals - 0.9%
Alto Ingredients, Inc. (a)	80,467	111,044
Balchem Corp.	8,911	1,577,514
Hawkins, Inc.	7,545	955,725
Innospec, Inc.	7,601	876,091
Linde PLC	112,176	53,648,172
Methanex Corp.	20,639	963,635
PureCycle Technologies, Inc. (a)(b)	77,011	469,767
		58,601,948
Construction Materials - 0.0%
United States Lime & Minerals, Inc.	9,299	760,007
Containers & Packaging - 0.0%
Pactiv Evergreen, Inc. (b)	57,731	681,226
TriMas Corp.	15,525	396,043
		1,077,269
Metals & Mining - 0.1%
Century Aluminum Co. (a)	37,252	534,939
Ferroglobe PLC	89,944	397,552
Kaiser Aluminum Corp.	6,048	450,878
Radius Recycling, Inc. Class A	16,552	250,597
Royal Gold, Inc.	17,350	2,431,950
SSR Mining, Inc. (b)	53,058	275,371
Steel Dynamics, Inc.	36,283	4,336,181
		8,677,468
TOTAL MATERIALS		69,116,692
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Diversified Healthcare Trust (SBI)	116,709	406,147
Equinix, Inc.	21,943	18,308,361
Gaming & Leisure Properties	58,283	3,031,882
Host Hotels & Resorts, Inc.	152,084	2,691,887
Lamar Advertising Co. Class A	18,518	2,329,194
Lineage, Inc.	49,225	4,129,978
Phillips Edison & Co., Inc. (b)	32,563	1,203,528
PotlatchDeltic Corp.	24,538	1,066,421
Regency Centers Corp.	41,944	3,048,909
Retail Opportunity Investments Corp.	39,106	597,931
Sabra Health Care REIT, Inc.	66,747	1,137,369
SBA Communications Corp. Class A	24,093	5,460,919
Service Properties Trust	168,720	791,297
Uniti Group, Inc.	99,148	432,285
		44,636,108
Real Estate Management & Development - 0.2%
Colliers International Group, Inc. (b)	10,864	1,567,241
Comstock Holding Companies, Inc. (a)	136,594	958,890
CoStar Group, Inc. (a)	93,136	7,199,413
eXp World Holdings, Inc. (b)	77,376	909,942
FirstService Corp.	10,961	1,973,528
Newmark Group, Inc. Class A	48,967	677,214
Zillow Group, Inc.:
Class A (a)	13,104	700,147
Class C (a)	41,299	2,283,835
		16,270,210
TOTAL REAL ESTATE		60,906,318
UTILITIES - 0.8%
Electric Utilities - 0.8%
Alliant Energy Corp.	56,739	3,306,182
American Electric Power Co., Inc.	120,882	12,122,047
Constellation Energy Corp.	74,347	14,624,055
Evergy, Inc.	49,414	2,922,344
Exelon Corp.	227,674	8,672,103
MGE Energy, Inc. (b)	10,656	923,928
Otter Tail Corp. (b)	11,918	1,007,667
Xcel Energy, Inc.	133,414	8,168,939
		51,747,265
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC	28,381	618,990
Enlight Renewable Energy Ltd. (a)	33,523	555,141
Montauk Renewables, Inc. (a)(b)	79,586	373,258
ReNew Energy Global PLC (a)(b)	89,827	504,828
Talen Energy Corp. (a)	11,923	1,783,800
		3,836,017
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	14,810	805,516
Water Utilities - 0.0%
Middlesex Water Co. (b)	8,788	553,732
TOTAL UTILITIES		56,942,530
TOTAL COMMON STOCKS (Cost $3,406,844,040)		6,730,906,945

U.S. Treasury Obligations - 0.0%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (f) (Cost $813,712)	823,000	813,988

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	13,767,358	13,770,111
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	222,111,895	222,134,106
TOTAL MONEY MARKET FUNDS (Cost $235,902,015)		235,904,217

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $3,643,559,767)	6,967,625,150
NET OTHER ASSETS (LIABILITIES) - (3.2)% (i)	(218,322,116)
NET ASSETS - 100.0%	6,749,303,034

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini NASDAQ 100 Index Contracts (United States)	47	Sep 2024	18,445,620	151,034	151,034

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $456,261 or 0.0% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $813,988.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Includes $178,000 of cash collateral to cover margin requirements for futures contracts.
(j)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	24,006,336	116,506,915	126,743,235	735,315	95	-	13,770,111	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	168,226,114	769,114,406	715,206,414	6,399,043	-	-	222,134,106	0.9%
Total	192,232,450	885,621,321	841,949,649	7,134,358	95	-	235,904,217

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.